ACQUISITION OF COMERCIALIZADORA MEXMAKEN, S.A. DE C.V. (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Business Combinations [abstract]
Schedule of Assets Acquired and Liabilities Assumed
$
Fair value of common shares issued	1,312,500
Total consideration	1,312,500

Assets acquired:
Cash	18,436
Amounts receivable and prepaid expenses	20,463
Construction in progress	91,339
Furniture and equipment	2,741
Intangible assets	428,000
Goodwill	1,315,258

Less: liabilities assumed
Accounts payable	(356,404)
Deferred income tax liability	(61,500)

Net assets of Mexmaken	1,458,333
Net assets attributed to non-controlling interest	(145,833)

Net assets acquired	1,312,500